Document and Entity Information	Apr. 01, 2024
Document Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001876588
Document Type	8-K/A
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	ZimVie Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41242
Entity Tax Identification Number	87-2007795
Entity Address, Address Line One	4555 Riverside Drive
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	800
Local Phone Number	342-5454
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ZIMV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 on Form 8‑K/A (“Amendment No. 1”) amends the Current Report on Form 8‑K of ZimVie Inc., a Delaware corporation (“ZimVie”), filed with the Securities and Exchange Commission on April 1, 2024 (the “Initial Form 8‑K”), which described, among other matters, the closing of ZimVie’s previously announced sale of its spine business to an affiliate of H.I.G. Capital on April 1, 2024. This Amendment No. 1 amends and supplements the Initial Form 8‑K to include certain unaudited pro forma financial information required by Item 9.01(b) of Form 8‑K in connection with the sale, which was not available for inclusion in the Initial Form 8-K but is being timely filed with this Amendment No. 1. No other amendments to the Initial Form 8‑K are being made by this Amendment No. 1.
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	10225 Westmoor Drive
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021